Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	AXA PREMIER VIP TRUST
Central Index Key	0001160168
Amendment Flag	false
Document Creation Date	Jul 31, 2012
Document Effective Date	Jul 31, 2012
Prospectus Date	May 1, 2012

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding changes to the benchmark information and changes to the management fee information for each of the AXA Allocation Portfolios (each, a “Portfolio”, together, the “Portfolios”).

*****

On June 13, 2012, the Board of Trustees of the Trust (“Board”) approved a change of the Portfolio’s benchmark indexes from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. In addition, on that date, the Board approved an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), to show how the Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the Portfolio invests.

*****

Information Regarding

AXA Conservative Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of  Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table” is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The second paragraph under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and  Table” is hereby deleted in its entirety and replaced with the following information:

The Class K shares have not commenced operations. It is anticipated that the Class K shares will commence operations on or about August 29, 2012. The performance information shown in the table below for the Class K shares is the performance information of the Class A shares, which reflects the effect of 12b-1 fees paid by Class A shares. Class K shares do not pay 12b-1 fees.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Conservative Allocation Portfolio – Class A Shares	1.88%	2.78%	4.22%
AXA Conservative Allocation Portfolio – Class B Shares	1.83%	2.55%	3.98%
AXA Conservative Allocation Portfolio – Class K Shares	1.88%	2.78%	4.22%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
66% BIG/ 5% VMI - International/ 4% VMI - MCC/ 10% VMI - LCC/ 1% VMI - SCC/ 14% ML 3mos T-bill	2.63%	4.64%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

*****

Information Regarding

AXA Conservative-Plus Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table”  is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Conservative-Plus Allocation Portfolio – Class A Shares	-0.28%	1.32%	4.30%
AXA Conservative-Plus Allocation Portfolio – Class B Shares	-0.43%	1.08%	4.05%
AXA Conservative-Plus Allocation Portfolio – Class K Shares	-0.18%	1.34%	4.31%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
50% BIG/ 10% VMI - International/ 8% VMI - MCC/ 18% VMI - LCC/ 4% VMI - SCC / 10% ML 3mos T-bill	0.86%	4.22%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmarks because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

*****

Information Regarding

AXA Moderate Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table”  is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Ten Years
AXA Moderate Allocation Portfolio – Class A Shares	-1.83%	0.30%	4.47%
AXA Moderate Allocation Portfolio – Class B Shares	-2.03%	0.06%	4.22%
AXA Moderate Allocation Portfolio – Class K Shares	-1.75%	0.31%	4.48%
S&P 500 Index	5.45%	0.22%	5.33%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.63%
42% BIG/ 15% VMI - International/ 9% VMI - MCC/ 20% VMI - LCC/ 6% VMI - SCC / 8% ML 3mos T-bill	-0.42%	3.77%	6.15%
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.63%
MSCI EAFE Index+	-13.83%	-6.10%	5.14%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmarks because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

*****

Information Regarding

AXA Moderate-Plus Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table” is hereby  deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby  deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Moderate-Plus Allocation Portfolio – Class A Shares	-4.05%	-1.15%	5.02%
AXA Moderate-Plus Allocation Portfolio – Class B Shares	-4.11%	-1.36%	4.78%
AXA Moderate-Plus Allocation Portfolio – Class K Shares	-3.86%	-1.11%	5.04%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
25% BIG/ 20% VMI - International/ 12% VMI - MCC/ 28% VMI - LCC/ 10% VMI - SCC/ 5% ML 3mos T-bill	-2.43%	3.06%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmarks because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

*****

Information Regarding

AXA Aggressive Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table” is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Aggressive Allocation Portfolio – Class A Shares	-6.22%	-2.91%	4.66%
AXA Aggressive Allocation Portfolio – Class B Shares	-6.37%	-3.13%	4.42%
AXA Aggressive Allocation Portfolio – Class K Shares	-6.02%	-2.87%	4.69%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
8% BIG / 25% VMI - International/ 14% VMI - MCC/ 39% VMI - LCC/ 12% VMI - SCC/ 2% ML 3mos T-bill	-4.30%	2.23%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmarks because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement Text Block	apvt2_SupplementTextBlock

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding changes to the benchmark information and changes to the management fee information for each of the AXA Allocation Portfolios (each, a “Portfolio”, together, the “Portfolios”).

*****

On June 13, 2012, the Board of Trustees of the Trust (“Board”) approved a change of the Portfolio’s benchmark indexes from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. In addition, on that date, the Board approved an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), to show how the Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the Portfolio invests.

*****

Information Regarding

AXA Conservative Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of  Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table” is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The second paragraph under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and  Table” is hereby deleted in its entirety and replaced with the following information:

The Class K shares have not commenced operations. It is anticipated that the Class K shares will commence operations on or about August 29, 2012. The performance information shown in the table below for the Class K shares is the performance information of the Class A shares, which reflects the effect of 12b-1 fees paid by Class A shares. Class K shares do not pay 12b-1 fees.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Conservative Allocation Portfolio – Class A Shares	1.88%	2.78%	4.22%
AXA Conservative Allocation Portfolio – Class B Shares	1.83%	2.55%	3.98%
AXA Conservative Allocation Portfolio – Class K Shares	1.88%	2.78%	4.22%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
66% BIG/ 5% VMI - International/ 4% VMI - MCC/ 10% VMI - LCC/ 1% VMI - SCC/ 14% ML 3mos T-bill	2.63%	4.64%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

*****

Information Regarding

AXA Conservative-Plus Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table”  is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Conservative-Plus Allocation Portfolio – Class A Shares	-0.28%	1.32%	4.30%
AXA Conservative-Plus Allocation Portfolio – Class B Shares	-0.43%	1.08%	4.05%
AXA Conservative-Plus Allocation Portfolio – Class K Shares	-0.18%	1.34%	4.31%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
50% BIG/ 10% VMI - International/ 8% VMI - MCC/ 18% VMI - LCC/ 4% VMI - SCC / 10% ML 3mos T-bill	0.86%	4.22%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmarks because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

*****

Information Regarding

AXA Moderate Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table”  is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Ten Years
AXA Moderate Allocation Portfolio – Class A Shares	-1.83%	0.30%	4.47%
AXA Moderate Allocation Portfolio – Class B Shares	-2.03%	0.06%	4.22%
AXA Moderate Allocation Portfolio – Class K Shares	-1.75%	0.31%	4.48%
S&P 500 Index	5.45%	0.22%	5.33%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.63%
42% BIG/ 15% VMI - International/ 9% VMI - MCC/ 20% VMI - LCC/ 6% VMI - SCC / 8% ML 3mos T-bill	-0.42%	3.77%	6.15%
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.63%
MSCI EAFE Index+	-13.83%	-6.10%	5.14%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmarks because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

*****

Information Regarding

AXA Moderate-Plus Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table” is hereby  deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby  deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Moderate-Plus Allocation Portfolio – Class A Shares	-4.05%	-1.15%	5.02%
AXA Moderate-Plus Allocation Portfolio – Class B Shares	-4.11%	-1.36%	4.78%
AXA Moderate-Plus Allocation Portfolio – Class K Shares	-3.86%	-1.11%	5.04%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
25% BIG/ 20% VMI - International/ 12% VMI - MCC/ 28% VMI - LCC/ 10% VMI - SCC/ 5% ML 3mos T-bill	-2.43%	3.06%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmarks because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

*****

Information Regarding

AXA Aggressive Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table” is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Aggressive Allocation Portfolio – Class A Shares	-6.22%	-2.91%	4.66%
AXA Aggressive Allocation Portfolio – Class B Shares	-6.37%	-3.13%	4.42%
AXA Aggressive Allocation Portfolio – Class K Shares	-6.02%	-2.87%	4.69%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
8% BIG / 25% VMI - International/ 14% VMI - MCC/ 39% VMI - LCC/ 12% VMI - SCC/ 2% ML 3mos T-bill	-4.30%	2.23%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmarks because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

AXA Conservative Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	apvt2_SupplementTextBlock

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding changes to the benchmark information and changes to the management fee information for each of the AXA Allocation Portfolios (each, a “Portfolio”, together, the “Portfolios”).

*****

On June 13, 2012, the Board of Trustees of the Trust (“Board”) approved a change of the Portfolio’s benchmark indexes from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. In addition, on that date, the Board approved an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), to show how the Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the Portfolio invests.

*****

Information Regarding

AXA Conservative Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of  Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table” is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The second paragraph under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and  Table” is hereby deleted in its entirety and replaced with the following information:

The Class K shares have not commenced operations. It is anticipated that the Class K shares will commence operations on or about August 29, 2012. The performance information shown in the table below for the Class K shares is the performance information of the Class A shares, which reflects the effect of 12b-1 fees paid by Class A shares. Class K shares do not pay 12b-1 fees.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Conservative Allocation Portfolio – Class A Shares	1.88%	2.78%	4.22%
AXA Conservative Allocation Portfolio – Class B Shares	1.83%	2.55%	3.98%
AXA Conservative Allocation Portfolio – Class K Shares	1.88%	2.78%	4.22%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
66% BIG/ 5% VMI - International/ 4% VMI - MCC/ 10% VMI - LCC/ 1% VMI - SCC/ 14% ML 3mos T-bill	2.63%	4.64%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

AXA Conservative-Plus Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	apvt2_SupplementTextBlock

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding changes to the benchmark information and changes to the management fee information for each of the AXA Allocation Portfolios (each, a “Portfolio”, together, the “Portfolios”).

*****

On June 13, 2012, the Board of Trustees of the Trust (“Board”) approved a change of the Portfolio’s benchmark indexes from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. In addition, on that date, the Board approved an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), to show how the Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the Portfolio invests.

*****

Information Regarding

AXA Conservative-Plus Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table”  is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Conservative-Plus Allocation Portfolio – Class A Shares	-0.28%	1.32%	4.30%
AXA Conservative-Plus Allocation Portfolio – Class B Shares	-0.43%	1.08%	4.05%
AXA Conservative-Plus Allocation Portfolio – Class K Shares	-0.18%	1.34%	4.31%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
50% BIG/ 10% VMI - International/ 8% VMI - MCC/ 18% VMI - LCC/ 4% VMI - SCC / 10% ML 3mos T-bill	0.86%	4.22%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmarks because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

AXA Moderate Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	apvt2_SupplementTextBlock

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding changes to the benchmark information and changes to the management fee information for each of the AXA Allocation Portfolios (each, a “Portfolio”, together, the “Portfolios”).

*****

On June 13, 2012, the Board of Trustees of the Trust (“Board”) approved a change of the Portfolio’s benchmark indexes from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. In addition, on that date, the Board approved an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), to show how the Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the Portfolio invests.

*****

Information Regarding

AXA Moderate Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table”  is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Ten Years
AXA Moderate Allocation Portfolio – Class A Shares	-1.83%	0.30%	4.47%
AXA Moderate Allocation Portfolio – Class B Shares	-2.03%	0.06%	4.22%
AXA Moderate Allocation Portfolio – Class K Shares	-1.75%	0.31%	4.48%
S&P 500 Index	5.45%	0.22%	5.33%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.63%
42% BIG/ 15% VMI - International/ 9% VMI - MCC/ 20% VMI - LCC/ 6% VMI - SCC / 8% ML 3mos T-bill	-0.42%	3.77%	6.15%
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.63%
MSCI EAFE Index+	-13.83%	-6.10%	5.14%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmarks because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

AXA Moderate-Plus Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	apvt2_SupplementTextBlock

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding changes to the benchmark information and changes to the management fee information for each of the AXA Allocation Portfolios (each, a “Portfolio”, together, the “Portfolios”).

*****

On June 13, 2012, the Board of Trustees of the Trust (“Board”) approved a change of the Portfolio’s benchmark indexes from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. In addition, on that date, the Board approved an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), to show how the Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the Portfolio invests.

*****

Information Regarding

AXA Moderate-Plus Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table” is hereby  deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby  deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Moderate-Plus Allocation Portfolio – Class A Shares	-4.05%	-1.15%	5.02%
AXA Moderate-Plus Allocation Portfolio – Class B Shares	-4.11%	-1.36%	4.78%
AXA Moderate-Plus Allocation Portfolio – Class K Shares	-3.86%	-1.11%	5.04%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
25% BIG/ 20% VMI - International/ 12% VMI - MCC/ 28% VMI - LCC/ 10% VMI - SCC/ 5% ML 3mos T-bill	-2.43%	3.06%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmarks because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

AXA Aggressive Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	apvt2_SupplementTextBlock

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding changes to the benchmark information and changes to the management fee information for each of the AXA Allocation Portfolios (each, a “Portfolio”, together, the “Portfolios”).

*****

On June 13, 2012, the Board of Trustees of the Trust (“Board”) approved a change of the Portfolio’s benchmark indexes from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. In addition, on that date, the Board approved an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), to show how the Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the Portfolio invests.

*****

Information Regarding

AXA Aggressive Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table” is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Aggressive Allocation Portfolio – Class A Shares	-6.22%	-2.91%	4.66%
AXA Aggressive Allocation Portfolio – Class B Shares	-6.37%	-3.13%	4.42%
AXA Aggressive Allocation Portfolio – Class K Shares	-6.02%	-2.87%	4.69%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
8% BIG / 25% VMI - International/ 14% VMI - MCC/ 39% VMI - LCC/ 12% VMI - SCC/ 2% ML 3mos T-bill	-4.30%	2.23%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%
+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The Portfolio changed its benchmarks because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2012